Shareholder Report, Line Graph (Details) 74200054300_Franklin LifeSmart 2060 Retirement Target Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jan. 29, 2021	Dec. 31, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 14,330	$ 13,105	$ 12,700	$ 11,417	$ 10,757	$ 9,684	$ 9,473	$ 11,843	$ 11,246	$ 10,000	$ 15,794
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Accumulated Value	8,898	8,295	8,170	8,437	8,095	7,981	8,203	9,529	9,679	10,000	$ 8,972
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Blended Benchmark
Accumulated Value	14,909	13,562	12,872	11,643	10,869	9,593	9,400	11,729	11,150	10,000	$ 16,496
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	15,290	13,893	13,162	11,825	11,025	9,677	9,461	11,854	11,230	10,000	$ 16,997
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Multiverse Index
Accumulated Value	$ 9,003	$ 8,391	$ 8,254	$ 8,505	$ 8,148	$ 8,020	$ 8,215	$ 9,549	$ 9,705	$ 10,000	$ 9,097